                       PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated January 6, 1999
                                    to the
                        Prospectus for Class A, Class B
                   and Class C Shares Dated November 1, 1998

                            Disclosure relating to
            PIMCO GROWTH, TARGET, OPPORTUNITY AND INNOVATION FUNDS

  On or about March 5, 1999, PIMCO Advisors L.P. ("PIMCO Advisors"), the Trust's investment adviser, will assume full portfolio management responsibility for the Growth, Target, Opportunity and Innovation Funds under the terms of the Trust's investment advisory agreement with PIMCO Advisors. The PIMCO Equity Advisors Division of PIMCO Advisors will oversee the management of these Funds.

  Kenneth W. Corba, the Managing Director and Chief Investment Officer of the PIMCO Equity Advisors Division, will be primarily responsible for the day-to-day portfolio management of the Growth and Target Funds. Mr. Corba has 14 years' investment management experience. Mr. Corba was most recently Chief Investment Officer of Eagle Asset Management, and prior to that he was a principal and a Senior Vice President at Stein Roe and Farnham. Mr. Corba received his bachelor's degree and MBA from the University of Michigan. He is a Chartered Financial Analyst.

  Dennis P. McKechnie, who is currently a co-manager of the Innovation Fund at Columbus Circle Investors, will continue to have primary responsibility for the day-to-day portfolio management of the Fund as a Portfolio Manager of the PIMCO Equity Advisors Division. He has 8 years' investment management experience. He received his bachelor's degree from Purdue University and his MBA from Columbia University.

  The PIMCO Equity Advisors Division intends to appoint an individual portfolio manager who will have primary responsibility for the Opportunity Fund shortly. The Prospectus will be further supplemented at that time.

                            Disclosure relating to
                           PIMCO INTERNATIONAL FUND

  In connection with the Blairlogie Transaction described on page 65 of the Prospectus, PIMCO Advisors has determined to continue to retain Blairlogie as Portfolio Manager of the International Fund following the consummation the Blairlogie Transaction, subject to the approval of the shareholders of the Fund. PIMCO Advisors does not intend to assume full portfolio management responsibility for the Fund, as currently indicated in the Prospectus under "PIMCO Funds Overview--Fund Profiles," "Investment Objectives and Policies-- Fund Descriptions--International Fund" and "Management of the Trust--Portfolio Managers--Blairlogie."

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated January 6, 1999
                                    to the
             Prospectus for Class D Shares Dated November 1, 1998

                            Disclosure relating to
                             PIMCO INNOVATION FUND

  On or about March 5, 1999, PIMCO Advisors L.P. ("PIMCO Advisors"), the Trust's investment adviser, will assume full portfolio management responsibility for the Innovation Fund (the "Fund") under the terms of the Trust's investment advisory agreement with PIMCO Advisors.

  The PIMCO Equity Advisors Division of PIMCO Advisors will oversee the management of the Fund. Dennis P. McKechnie, who is currently a co-manager of the Innovation Fund at Columbus Circle Investors, will continue to have primary responsibility for the day-to-day portfolio management of the Fund as a Portfolio Manager of the PIMCO Equity Advisors Division. He has 8 years' investment management experience. He received his bachelor's degree from Purdue University and his MBA from Columbia University.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated January 6, 1999
                                    to the
                    Prospectus for Institutional Class and
              Administrative Class Shares Dated November 1, 1998

                            Disclosure relating to
                             PIMCO INNOVATION FUND

  On or about March 5, 1999, PIMCO Advisors L.P. ("PIMCO Advisors"), the Trust's investment adviser, will assume full portfolio management responsibility for the Innovation Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors.

  The PIMCO Equity Advisors Division of PIMCO Advisors will oversee the management of the Innovation Fund. Dennis P. McKechnie, who is currently a co-manager of the Innovation Fund at Columbus Circle Investors, will continue to have primary responsibility for the day-to-day portfolio management of the Fund as a Portfolio Manager of the PIMCO Equity Advisors Division. He has 8 years' investment management experience. He received his bachelor's degree from Purdue University and his MBA from Columbia University.

                            Disclosure relating to
                           PIMCO INTERNATIONAL FUND

  In connection with the Blairlogie Transaction described on page 47 of the Prospectus, PIMCO Advisors has determined to continue to retain Blairlogie as Portfolio Manager of the International Fund following the consummation the Blairlogie Transaction, subject to the approval of the shareholders of the Fund. PIMCO Advisors does not intend to assume full portfolio management responsibility for the Fund, as currently indicated in the Prospectus under "Prospectus Summary--Investment Adviser and Portfolio Managers," "Investment Objectives and Policies--International Fund" and "Management of the Trust-- Portfolio Managers--Blairlogie."

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated January 6, 1999
                                    to the
                PIMCO Funds Asset Allocation Series Prospectus
                            Dated November 1, 1998

                            Disclosure relating to
                             PIMCO INNOVATION FUND

  On or about March 5, 1999, PIMCO Advisors L.P. ("PIMCO Advisors"), the Trust's investment adviser, will assume full portfolio management responsibility for PIMCO Innovation Fund, an Underlying Stock Fund, under the terms of the Trust's investment advisory agreement with PIMCO Advisors. The PIMCO Equity Advisors Division of PIMCO Advisors will oversee the management of PIMCO Innovation Fund. Dennis P. McKechnie, who is currently a co-manager of PIMCO Innovation Fund at Columbus Circle Investors, will continue to have primary responsibility for the day-to-day portfolio management of the Fund as a Portfolio Manager of the PIMCO Equity Advisors Division.

                            Disclosure relating to
                           PIMCO INTERNATIONAL FUND

  In connection with the Blairlogie Transaction described on page 40 of the Prospectus, PIMCO Advisors has determined to continue to retain Blairlogie as Portfolio Manager of PIMCO International Fund, an underlying Stock Fund, following the consummation the Blairlogie Transaction, subject to the approval of the shareholders of PIMCO International Fund. PIMCO Advisors does not intend to assume full portfolio management responsibility for PIMCO International Fund, as currently indicated in the Prospectus under "Underlying Funds--Portfolio Managers," "Underlying Funds--Underlying Stock Funds" and "Management of the Portfolios--Portfolio Managers for the Underlying Funds-- Blairlogie."